Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the consolidated financial statements are issued, and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements.